SCHEDULE OF RESTRICTED STOCK AWARDS ACTIVITY (Details) - $ / shares	3 Months Ended				6 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Number of shares, nonvested beginning balance
Weighted average grant date fair value, nonvested beginning balance
Number of shares, nonvested granted
Weighted average grant date fair value, nonvested granted
Number of shares, nonvested vested			(600,000)			(300,000)
Weighted average grant date fair value, nonvested vested			$ 0.01			$ 0.01
Number of shares, nonvested forfeitures						4,705,000
Weighted average grant date fair value, nonvested forfeitures
Number of shares, nonvested assumed due to titan merger vested and unreleased			1,405,000			1,405,000
Weighted Average Grant Date Fair Value, Nonvested Beginning balance			$ 0.01			$ 0.01
Number of shares, nonvested assumed due to titan merger unvested			3,600,000			3,600,000
Weighted Average Grant Date Fair Value, Nonvested Beginning balance			$ 0.01			$ 0.01
Weighted average remaining contractual term years, Acquired concurrent with the Titan Merger			2 years 7 months 13 days
Number of shares, nonvested outstanding, ending balance			3,000,000
Weighted average grant date fair value, nonvested outstanding, ending balance			$ 0.01
Weighted average remaining contractual term years, outstanding nonvested			1 year 11 months 12 days
Number of shares, nonvested vested and unreleased ending balance			2,005,000
Weighted average grant date fair value, vested and unreleased			$ 0.01
Number of shares, nonvested beginning balance			5,005,000
Weighted average grant date fair value, nonvested ending balance			$ 0.01
Weighted average remaining contractual term years, nonvested			2 years 6 months 3 days
Number of shares, nonvested vested			600,000			300,000
Number of shares, nonvested forfeitures						(4,705,000)
Number of shares, nonvested outstanding, ending balance			3,000,000
Weighted average grant date fair value, nonvested outstanding, ending balance			$ 0.01